Consolidated Statements of Equity (unaudited) - CAD ($) $ in Millions		Total		Common shares	Preferred Shares	Share Purchase Warrants	Common Shares	Common Shares Common shares	Preferred Shares	Preferred Shares Preferred Shares	Warrants	Warrants Share Purchase Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preferred Shares	AOCI [1]	Non-Controlling Interest
Non-Controlling Interest																		$ 0
Beginning balance at Dec. 31, 2018		$ 17,468					$ 11,040						$ 4,367	$ 1,023			$ 1,038
Net Earnings (Loss)		2,194	[2]											2,194
Other Comprehensive Income (Loss), Net of Tax		(211)															(211)
Comprehensive Income (Loss)		1,983												2,194			(211)
Stock-Based Compensation Expense		10											10
Dividends on Common Shares		(260)		$ (260)										(260)
Ending balance at Dec. 31, 2019		19,201					11,040						4,377	2,957			827
Non-Controlling Interest																		0
Net Earnings (Loss)		(2,379)	[2]											(2,379)
Other Comprehensive Income (Loss), Net of Tax		(52)															(52)
Comprehensive Income (Loss)		(2,431)												(2,379)			(52)
Stock-Based Compensation Expense		14											14
Dividends on Common Shares		(77)		(77)										(77)
Ending balance at Dec. 31, 2020		16,707					11,040						4,391	501			775
Non-Controlling Interest		0																0
Net Earnings (Loss)		587												587
Other Comprehensive Income (Loss), Net of Tax		(91)															(91)
Comprehensive Income (Loss)		496												587			(91)
Equity Issued				6,111	$ 519	$ 216		$ 6,111		$ 519		$ 216
Common Shares Issued on Exercise of Stock Options (in shares)								(7)
Common Shares Issued on Exercise of Stock Options		(6)											1
Common Shares Repurchased	[3]	(265)						$ (145)					(120)
Warrants Exercised		2					3				$ (1)
Stock-Based Compensation Expense		14											14
Dividends on Common Shares				$ (176)	$ (34)										$ (176)	$ (34)
Non-Controlling Interest																		12
Ending balance at Dec. 31, 2021		23,596					$ 17,016		$ 519		$ 215		$ 4,284	$ 878			$ 684
Non-Controlling Interest		$ 12																$ 12

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	See Note 3(w) for revisions to comparative results.
[3]	Normal course issuer bid ("NCIB").